Financial and capital management	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Financial and capital management

Note 26	Financial and capital management
Financial management
Management’s objectives are to protect BCE and its subsidiaries on a consolidated basis against material economic exposures and variability of results from various financial risks that include credit risk, liquidity risk, foreign currency risk, interest rate risk and equity price risk.
DERIVATIVES
We use derivative instruments to manage our exposure to foreign currency risk, interest rate risk and changes in the price of BCE common shares under our share-based payment plans.
The following derivative instruments were outstanding during 2018 and/or 2017:

•	foreign currency forward contracts and options that manage the foreign currency risk of certain anticipated purchases and sales

•	cross currency basis swaps that hedge foreign currency risk on a portion of our debt due within one year and long-term debt

•	forward contracts on BCE common shares that mitigate the cash flow exposure related to share-based payment plans
FAIR VALUE
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Certain fair value estimates are affected by assumptions we make about the amount and timing of future cash flows and discount rates, all of which reflect varying degrees of risk. Income taxes and other expenses that would be incurred on disposition of financial instruments are not reflected in the fair values. As a result, the fair values are not the net amounts that would be realized if these instruments were settled.
The carrying values of our cash and cash equivalents, trade and other receivables, dividends payable, trade payables and accruals, compensation payable, severance and other costs payable, interest payable, notes payable and loans secured by trade receivables approximate fair value as they are short-term.
The following table provides the fair value details of financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2018		December 31, 2017		January 1, 2017

	CLASSIFICATION	FAIR VALUE METHODOLOGY	NOTE		CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC tangible benefits obligation	Trade payables and other liabilities and non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	20,	25	61	61	111	110	166	169

CRTC deferral account obligation	Trade payables and other liabilities and non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	20,	25	108	112	124	128	136	145

Debt securities, finance leases and other debt	Debt due within one year and long-term debt	Quoted market price of debt or present value of future cash flows discounted using observable market interest rates	21,	22	20,285	21,482	19,321	21,298	17,879	20,093

The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2018
Publicly-traded and privately-held investments	Other non-current assets	18	110	1	—	109
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		181	—	181	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		43	—	114	(71)
December 31, 2017
Publicly-traded and privately-held investments	Other non-current assets	18	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(48)	—	(48)	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		60	—	106	(46)
January 1, 2017
Publicly-traded and privately-held investments	Other non-current assets	18	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		166	—	166	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		35	—	88	(53)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other expense in the income statements. The option has been exercisable since 2017.

CREDIT RISK
We are exposed to credit risk from operating activities and certain financing activities, the maximum exposure of which is represented by the carrying amounts reported in the statements of financial position.
We are exposed to credit risk if counterparties to our trade receivables and derivative instruments are unable to meet their obligations. The concentration of credit risk from our customers is minimized because we have a large and diverse customer base. There was minimal credit risk relating to derivative instruments at December 31, 2018 and 2017. We deal with institutions that have investment-grade credit ratings, and as such we expect that they will be able to meet their obligations. We regularly monitor our credit risk and credit exposure.
The following table provides the change in allowance for doubtful accounts for trade receivables.

	NOTE	2018	2017
Balance, January 1		(54)	(60)
Adoption of IFRS 9 (1)		(4)	—
Additions		(84)	(99)
Usage		91	105
Balance, December 31	11	(51)	(54)

(1)	We adopted IFRS 9, Financial Instruments, effective January 1, 2018. See Note 2, Significant accounting policies, for additional details.
In many instances, trade receivables are written off directly to bad debt expense if the account has not been collected after a predetermined period of time.

The following table provides further details on trade receivables not impaired.

AS AT	December 31, 2018	December 31, 2017	January 1, 2017
Trade receivables not past due	2,091	2,255	2,192
Trade receivables past due and not impaired
Under 60 days	508	491	286
60 to 120 days	304	279	360
Over 120 days	72	56	75
Trade receivables, net of allowance for doubtful accounts	2,975	3,081	2,913

The following table provides the change in allowance for doubtful accounts for contract assets.

	NOTE	2018	2017
Balance, January 1		(96)	(92)
Additions		(50)	(39)
Usage		55	35
Balance, December 31		(91)	(96)
Current		(44)	(47)
Non-current		(47)	(49)
Balance, December 31	13	(91)	(96)

LIQUIDITY RISK
Our cash and cash equivalents, cash flows from operations and possible capital markets financing are expected to be sufficient to fund our operations and fulfill our obligations as they become due. Should our cash requirements exceed the above sources of cash, we would expect to cover such a shortfall by drawing on existing committed bank facilities and new ones, to the extent available.
The following table is a maturity analysis for recognized financial liabilities at December 31, 2018 for each of the next five years and thereafter.

AT DECEMBER 31, 2018	NOTE	2019	2020	2021	2022	2023	THERE- AFTER	TOTAL
Long-term debt	22	59	1,453	2,275	1,739	1,622	11,079	18,227
Notes payable	21	3,201	—	—	—	—	—	3,201
Minimum future lease payments under finance leases	15	586	513	344	276	238	667	2,624
Loan secured by trade receivables	21	919	—	—	—	—	—	919
Interest payable on long-term debt, notes payable and loan secured by trade receivables		866	751	709	648	581	6,671	10,226
Net interest receipts on cross currency basis swaps		(6)	(6)	(6)	(6)	(6)	(134)	(164)
MLSE financial liability	20	135	—	—	—	—	—	135
Total		5,760	2,711	3,322	2,657	2,435	18,283	35,168

We are also exposed to liquidity risk for financial liabilities due within one year as shown in the statements of financial position.
MARKET RISK

CURRENCY EXPOSURES
We use forward contracts, options and cross currency basis swaps to manage foreign currency risk related to anticipated purchases and sales and certain foreign currency debt.

In 2018, we entered into cross currency basis swaps with a notional amount of $1,150 million in U.S. dollars ($1,493 million in Canadian dollars). These cross currency basis swaps are used to hedge the U.S. currency exposure of our Series US-1 Notes maturing in 2048. See Note 22, Long-term debt, for additional details.

In 2017, we settled a cross currency basis swap with a notional amount of $357 million in U.S. dollars ($480 million in Canadian dollars) used to hedge borrowings under a credit facility that was repaid in 2017. See Note 22, Long-term debt, for additional details.

A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the U.S. dollar would result in a loss (gain) of $2 million (nil) recognized in net earnings at December 31, 2018 and a gain (loss) of $140 million ($132 million) recognized in Other comprehensive income (loss) at December 31, 2018, with all other variables held constant.

The following table provides further details on our outstanding foreign currency forward contracts as at December 31, 2018.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	2,329	CAD	3,077	2019	Commercial paper
Cash flow	USD	779	CAD	973	2019	Anticipated transactions
Cash flow	CAD	15	USD	12	2019	Anticipated transactions
Cash flow	USD	256	CAD	324	2020-2021	Anticipated transactions
Economic	USD	120	CAD	153	2019	Anticipated transactions
Economic - call options	USD	48	CAD	60	2020	Anticipated transactions
Economic - put options	USD	60	CAD	74	2019-2020	Anticipated transactions

INTEREST RATE EXPOSURES
A 1% increase (decrease) in interest rates would result in a decrease (increase) of $31 million in net earnings at December 31, 2018.

EQUITY PRICE EXPOSURES
We use equity forward contracts on BCE’s common shares to economically hedge the cash flow exposure related to the settlement of equity settled share-based compensation plans and the equity price risk related to a cash-settled share-based payment plan. See Note 28, Share-based payments, for details on our share-based payment arrangements. The fair value of our equity forward contracts at December 31, 2018 was a liability of $73 million (December 31, 2017 – $45 million, and January 1, 2017 - $111 million ).
A 5% increase (decrease) in the market price of BCE’s common shares at December 31, 2018 would result in a gain (loss) of $34 million recognized in net earnings for 2018, with all other variables held constant.

Capital management
We have various capital policies, procedures and processes which are utilized to achieve our objectives for capital management. These include optimizing our cost of capital and maximizing shareholder return while balancing the interests of our stakeholders.
Our definition of capital includes equity attributable to BCE shareholders, debt, and cash and cash equivalents.
The key ratios that we use to monitor and manage our capital structure are a net debt leverage ratio(1) and an adjusted EBITDA to net interest expense ratio(2). In 2018 and 2017, our net debt leverage ratio target range was 1.75 to 2.25 times adjusted EBITDA and our adjusted EBITDA to net interest expense ratio target was greater than 7.5 times. We monitor our capital structure and make adjustments, including to our dividend policy, as required. At December 31, 2018, we had exceeded the limit of our internal net debt leverage ratio target range by 0.47.
These ratios do not have any standardized meaning under IFRS. Therefore, they are unlikely to be comparable to similar measures presented by other issuers. We use, and believe that certain investors and analysts use, our net debt leverage ratio and adjusted EBITDA to net interest expense ratio as measures of financial leverage and health of the company.
The following table provides a summary of our key ratios.

AT DECEMBER 31	2018	2017
Net debt leverage ratio	2.72	2.67
Adjusted EBITDA to net interest expense ratio	9.00	9.23

(1)
Our net debt leverage ratio represents net debt divided by adjusted EBITDA. We define net debt as debt due within one year plus long-term debt and 50% of preferred shares less cash and cash equivalents as shown in our statements of financial position. Adjusted EBITDA is defined as operating revenues less operating costs as shown in our income statements.

(2)
Our adjusted EBITDA to net interest expense ratio represents adjusted EBITDA divided by net interest expense. Adjusted EBITDA is defined as operating revenues less operating costs as shown in our income statements. Net interest expense is net interest expense as shown in our statements of cash flows and 50% of declared preferred share dividends as shown in our income statements.

In Q1 2018, BCE completed a normal course issuer bid program (NCIB). See Note 27, Share capital, for additional details.
On February 6, 2019, the board of directors of BCE approved an increase of 5.0% in the annual dividend on BCE's common shares, from $3.02 to $3.17 per common share. In addition, the board of directors of BCE declared a quarterly dividend of 0.7925 per common share, payable on April 15, 2019 to shareholders of record at March 15, 2019.
On February 7, 2018, the board of directors of BCE approved an increase of 5.2% in the annual dividend on BCE's common shares, from $2.87 to $3.02 per common share.